INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
INVENTORIES
Schedule of inventories

	June 30,	December 31,
	2022	2021
Finished goods
Pulp
Domestic (Brazil)	631,277	748,588
Foreign	1,667,260	1,037,760
Paper
Domestic (Brazil)	319,439	315,068
Foreign	129,484	95,383
Work in process	86,502	96,140
Raw material
Wood	1,217,800	1,094,058
Operating supplies and packaging	660,175	571,505
Spare parts and other	836,158	678,983
	5,548,095	4,637,485

Schedule of changes in expected losses

	June 30,	December 31,
	2022	2021
Beginning balance	(91,258)	(79,885)
Addition (1)	(16,393)	(85,110)
Reversal	25,912	11,536
Write-off (2)	23,590	62,201
Ending balance	(58,149)	(91,258)

1)	Refers substantially to the (i) raw material in the amount of R$6,911 (R$38,136 as of December 31, 2021) and (ii) spare parts in the amount of R$8,865 (R$21,184 as of December 31, 2021).
2)	Refers mainly to the amounts of (i) raw material of R$20,157 (R$47,231 as of December 31, 2021), and (ii) spare parts in the amount of R$3,213 (R$9,529 as of December 31, 2021).